Net Loss Per Common Share (Details) - Schedule of loss per share calculations - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Numerator
Net loss	$ (15,880,142)	$ (53,643,615)
Denominator
Total weighted average number of shares	149,044	233,086
Net loss per share – basic and diluted	$ (106.55)	$ (230.15)